Income Taxes - Schedule of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance of unrecognized tax benefits	$ 2,441	$ 1,679
Gross increases based on tax positions related to current year	795	762
Gross increases based on tax positions related to prior years	33	0
Ending balance of unrecognized tax benefits	$ 3,269	$ 2,441